Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.50%	0.92%
Expected future increase in salaries	1.50%	2.30%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	21.55%	7.60%
Expected future increase in salaries	29.32%	28.11%